CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents (note 8)	$ 639,491	$ 692,127
Restricted cash (note 10)	39,390	4,370
Accounts receivable, including non-trade of $83,046 (2011 - $38,120) and related party balance of $9,101 (2011 - $3,487)	491,656	359,758
Vessels held for sale (note 11 and 18)	22,364	19,000
Net investment in direct financing leases (note 9)	12,303	23,171
Prepaid expenses and other	61,549	85,599
Current portion of loans to equity accounted investees	139,183	50,000
Current portion of investment in term loans (note 4)	117,820
Current portion of derivative assets (note 15)	31,669	24,712
Total current assets	1,555,425	1,258,737
Restricted cash - non-current (note 10)	494,429	495,784
Vessels and equipment(note 8)
At cost, less accumulated depreciation of $1,976,257 (2011 - $2,102,856)	6,004,324	6,701,299
Vessels under capital leases, at cost, less accumulated amortization of $133,228 (2011 - $163,939) (note 10)	624,059	681,554
Advances on newbuilding contracts (note 16a)	692,675	507,908
Total vessels and equipment	7,321,058	7,890,761
Net investment in direct financing leases - non-current (note 9)	424,298	436,737
Loans to equity accounted investees and joint venture partners, bearing interest between 4.4% to 8%	67,720	35,248
Derivative assets (note 15)	148,581	140,557
Equity accounted investments (note 16b, 18b and 23)	480,043	240,537
Investment in term loans (note 4)	68,114	186,844
Other non-current assets	149,682	149,191
Intangible assets - net (note 6)	126,136	136,742
Goodwill (note 6)	166,539	166,539
Total assets	11,002,025	11,137,677
Current
Accounts payable	111,474	93,065
Accrued liabilities (note 7)	363,218	394,586
Current portion of derivative liabilities (note 15)	115,835	117,337
Current portion of long-term debt (note 8)	797,411	401,376
Current obligation under capital leases (note 10)	70,272	47,203
Current portion of in-process revenue contracts (note 6)	60,627	73,344
Loan from affiliates	4,064
Total current liabilities	1,522,901	1,126,911
Long-term debt, including amounts due to joint venture partners of $13,282 (2011 - $13,282) (note 8)	4,762,303	5,042,997
Long-term obligation under capital leases (note 10)	567,302	599,844
Derivative liabilities (note 15)	528,187	569,542
In-process revenue contracts	180,964	235,296
Other long-term liabilities	220,079	220,986
Total liabilities	7,781,736	7,795,576
Commitments and contingencies (note 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16e)	28,815	38,307
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 69 704,188 shares outstanding (2011 - 68,732,341); 70,203,388 shares issued (2011 - 74,391,691) (note 12)	681,933	660,917
Retained earnings	648,224	802,982
Non-controlling interest	1,876,085	1,863,798
Accumulated other comprehensive loss (note 1)	(14,768)	(23,903)
Total equity	3,191,474	3,303,794
Total liabilities and equity	$ 11,002,025	$ 11,137,677